SCHEDULE OF STOCK BASED COMPENSATION EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 444,184	$ 764,803	$ 2,001,727	$ 2,220,413	$ 2,965,938	$ 2,957,249
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	108,447	200,624	547,927	586,854	792,273	709,527
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 335,737	$ 564,179	$ 1,453,800	$ 1,633,559	$ 2,173,665	$ 2,247,722